SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net income per share of Common Stock

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except share amounts):

	Three Months Ended
	March 31, 2024		March 31, 2023
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Basic and diluted net income per common stock
Numerator:
Allocation of net income, as adjusted	$(71,126,651)	$(17,450,766)	$135,463	$56,908
Denominator:
Basic and diluted weighted average common stock outstanding	9,048,173	2,219,949	11,976,319	5,031,250
Basic and diluted net income per common stock	$(7.86)	$(7.86)	$0.01	$0.01

The following table reflects the calculation of basic and diluted net income per share of Common Stock (in dollars, except share amounts):

	For the Year Ended December 31,
	2023		2022
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Basic and diluted net income per share of Common Stock
Numerator:
Allocation of net income	$460,174	$335,609	$8,836,454	$2,209,113
Denominator:
Basic and diluted weighted average shares outstanding	6,898,644	5,031,250	20,125,000	5,031,250
Basic and diluted net income per share of Common Stock	$0.07	$0.07	$0.44	$0.44

Schedule of dilutive instruments

Description	March 31, 2024	March 31, 2023
Short Term Notes	5,390,752	—
Secured convertible note	18,000,000	—
Subscription agreement	833,333	—
Promissory note	704,404	—
Total Shares issuable under Convertible Note obligations	24,928,489	—
Public Warrants	10,062,500	10,062,500
Private Warrants	5,553,125	6,153,125
Secured convertible note warrants	600,000	—
Total dilutive	41,144,114	16,153,125